FORM N-PX
       ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                            INVESTMENT COMPANY

Investment Company Act file number: 811-2107

   First Investors Fund For Income, Inc.
  (Exact name of registrant as specified in charter)


   95 Wall Street
   New York, NY 10005
  (Address of principle executive offices)


   Joseph I. Benedek
   First Investors Management Company, Inc.
   581 Main Street
   Woodbridge, NJ 07095
  (Name and address of agent for service)


Registrant's telephone number, including area code:  1-212-858-8000

Date of Fiscal year-end: 9/30/2004

Date of reporting period: 7/1/2003 - 6/30/2004

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   Item 1. Proxy Voting Record

   ISSUER NAME    TICKER    CUSIP    MTG    DATE    MTG    TYPE

           Proposal Type Voted? Vote For/Agnst Mgmt

   Echostar Communications Corp. DISH 278762109 5/6/04 A
   1.00 Elect Michael T. Dugan				MGMT NOT VOTED
   2.00 Elect James DeFranco				MGMT NOT VOTED
   3.00 Elect Cantey Ergen				MGMT NOT VOTED
   4.00 Elect Charles W. Ergen				MGMT NOT VOTED
   5.00 Elect Raymond L. Friedlob			MGMT NOT VOTED
   6.00 Elect Steven R. Goodbarn			MGMT NOT VOTED
   7.00 Elect David K. Moskowitz			MGMT NOT VOTED
   8.00 Elect C. Michael Schroeder			MGMT NOT VOTED
   9.00 Ratify the Appointment of KPMG LLP as
	  Independent Auditors				MGMT NOT VOTED

   NTL, Inc. NTLI 62940M104 5/6/04 A
   1.00 ELECT Jeffrey D. Benjamin			MGMT NOT VOTED
   2.00 ELECT David Elstein				MGMT NOT VOTED
   3.00 Ratify the Appointment of Ernst & Young LLP
	  as the Independent Auditors			MGMT NOT VOTED
   4.00 Approval of the Amendment and Restatement of
	  the NTL 2003 Stock Option Plan		MGMT NOT VOTED
   5.00 Adoption of Share Issuance Feature of the
	  NTL Group 2004 Bonus Scheme			MGMT NOT VOTED
   6.00 Adoption of NTL, Inc. ShareSave Plan		MGMT NOT VOTED

   Safelite Glass Corp. N/A 786450981 07/22/2003 A
   1.00 Elect Directors 				MGMT YES FOR N/A
   2.00 Corporate Restructuring 			MGMT YES FOR N/A

   Safelite Realty Corp. N/A 786455998 07/22/2003 A
   1.00 Elect Directors					MGMT YES FOR N/A


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   Any ballot marked 'Abstain' is considered to have been voted. Ballots marked 'Abstain' are considered to be have been voted against management's recommendation, regardless of whether the recommendation is 'For' or 'Against,' except where management has made no recommendation or has recommended that shareholders 'Abstain.'

   Where management has recommended that shareholders 'Abstain' from voting on a ballot item:
	1) a ballot market 'Abstain' is considered to have been voted for management's recommendation to 'Abstain' and
	2) a ballot voted 'For" or 'Against' is considered to have been voted against management's recommendation to 'Abstain.'

   Where management has made no recommendation on a ballot item, the abbreviation "N/A" is used to denote that there is no applicable recommendation compared to which a vote may be 'For' or 'Against' the recommendation of management.

   SIGNATURES:
   Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

   First Investors Fund For Income, Inc.
       (Registrant)


By: /S/ KATHRYN S. HEAD
        Kathryn S. Head
        President and Principal Executive Officer

Date:   August 27, 2004